GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Goodwill [Line Items]
Balance as of beginning	$ 7,729	$ 7,872
Acquisition	1,720
Functional currency translation adjustments	514	(143)
Balance as of ending	9,963	7,729
Billing and related services [Member]
Schedule of Goodwill [Line Items]
Balance as of beginning	5,430	5,430
Acquisition	1,720
Functional currency translation adjustments	220	0
Balance as of ending	7,370	5,430
Messaging [Member]
Schedule of Goodwill [Line Items]
Balance as of beginning	2,299	2,442
Acquisition	0
Functional currency translation adjustments	294	(143)
Balance as of ending	$ 2,593	$ 2,299